Other Receivable (Details) ¥ in Millions		12 Months Ended
		Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 24, 2024 USD ($)	Sep. 30, 2023 USD ($)		Sep. 26, 2022 USD ($)	Sep. 26, 2022 CNY (¥)
Other Receivable (Details) [Line Items]
Company price amount							$ 10,000,000	¥ 72
Prepaid amount		$ 3,400,000	¥ 25
Receivables, Net, Current	[1]	3,562,472
Other receivable		5,600,000	¥ 25
Short-term investment		$ 1,377,873 [2]		$ 1,377,873	$ 1,367,052	[2]
Percentage of other receivable		99.40%
Yunnan Faxi [Member]
Other Receivable (Details) [Line Items]
Ownership percentage							51.00%	51.00%

[1]	On September 26, 2022, the Company entered into a letter of intent for an equity transfer with an individual, Mr. Xibo Liu, pursuant to which, Mr. Xibo Liu transfers his 51% ownership in Yunnan Faxi to the Company at the price of RMB72 million (approximately $10.0 million). Based on contract terms, the Company prepaid RMB25 million (approximately $3.4 million) within three (3) business days upon signing the letter of intent. However, due to unsatisfactory performance of Yunnan Faxi, the equity transfer contract was terminated on December 20, 2024. The amount of $3,562,472 (RMB25 million) was recorded as other receivable as of September 30, 2024.
[2]	On September 24, 2024, the Company entered into an agreement with a third party to transfer its short-term investment at the price of $1,377,873. The amount was recorded as other receivable as of September 30, 2024 and 2023.